Advance to Suppliers	12 Months Ended
Dec. 31, 2023
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Advance to suppliers	15,359	19,288	2,716
Less: Allowance for doubtful accounts	(8,366)	(8,472)	(1,193)
	6,993	10,816	1,523

As of December 31, 2022 and 2023, the balance of advance to suppliers mainly represented the prepayments in relation to the development and purchase of battery swapping stations as well as developing UOTTA-powered EVs. An analysis of the allowance for doubtful accounts was as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(8,366)	(1,178)
Additional allowance charged to expense	(8,366)	(106)	(15)
Balance at the end of the year	(8,366)	(8,472)	(1,193)